ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 13,443
Administrative expenses	6,054
Interest expense	11,627
Accrued expenses	$ 31,124	$ 22,787